Group structure	12 Months Ended
Dec. 31, 2019
Disclosure of basis of consolidation explanatory [Abstract]
Group structure
5. Group structure
(i) Subsidiaries
The following are the direct and indirect interests of Company in its subsidiaries for the purposes of these consolidated financial statements:

					% of Group’s interest (i)
Entity name	Country of incorporation			Principal activities	2019	2018	2017
Directly controlled
XP Investimentos S.A.		Brazil		Holding	100.00%	100.00%	100.00%
Indirectly controlled
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.		Brazil		Broker-dealer	100.00%	100.00%	100.00%
XP Investments US, LLC		USA		Broker-dealer	100.00%	100.00%	100.00%
XP Investments UK LLP		UK		Inter-dealer broker and Organized Trading Facility (OTF)	100.00%	100.00%	99.90%
Sartus Capital LTD		UK		Investment advisor	100.00%	100.00%	100.00%
XP Private (Europe) S.A.		UK		Investment advisor	100.00%	100.00%	100.00%
XP Vida e Previdência S.A. (v)		Brazil		Private pension and insurance	100.00%	100.00%	—
Banco XP S.A. (vi)		Brazil		Multipurpose bank	100.00%	—	—
Xperience Market Services LLC (vi)		USA		Non-operational	100.00%	—	—
Chamaleon Bravery Unipessoal LDA (vi)		Portugal		Investment Advisor (pending regulatory approval)	100.00%	—	—
XP Holding Investimentos S.A.		Brazil		Financial Holding	—	—	100.00%
XP Controle 3 Participações S.A.		Brazil		Financial Holding	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.		Brazil		Digital Content services	99.99%	99.70%	96.69%
Tecfinance Informática e Projetos de Sistemas Ltda.		Brazil		Rendering of IT services	99.76%	99.73%	99.73%
XP Corretora de Seguros Ltda.		Brazil		Insurance Broker	99.99%	99.82%	99.81%
XP Gestão de Recursos Ltda.		Brazil		Asset management	93.70%	92.80%	91.65%
XP Finanças Assessoria Financeira Ltda.		Brazil		Investment consulting service	99.99%	99.99%	99.95%
Infostocks Informações e Sistemas Ltda.		Brazil		Mediation of information systems	99.99%	99.99%	99.99%
XP Advisory Gestão Recursos Ltda.		Brazil		Asset management	99.57%	99.52%	99.52%
XDEX Intermediação Ltda. (iii)		Brazil		Intermediary and service agency	—	—	99.99%
XP Holding International LLC (ii)		USA		International financial holding	100.00%	100.00%	100.00%
XP Advisory US		USA		Investment advisor	100.00%	100.00%	100.00%
XP Holding UK Ltd		UK		International financial holding	100.00%	100.00%	100.00%
XP Vista Asset Management Ltda. (iv)		Brazil		Asset management	99.42%	99.60%	—
XP Controle 4 Participações S.A. (v)		Brazil		Insurance holding	100.00%	100.00%	—
Leadr Serviços Online Ltda. (vi)		Brazil		Social media	99.99%	—	—
Spiti Análise Ltda. (vi)		Brazil		Research (pending regulatory approval)	99.99%	—	—

Consolidated investments funds
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior		Brazil		Investment fund	100.00%	100.00%	100.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior		Brazil		Investment fund	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado		Brazil		Investment fund	100.00%	100.00%	100.00%
Galea Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil		Investment fund	100.00%	100.00%	100.00%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil		Investment fund	100.00%	100.00%	100.00%
Spatha Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil		Investment fund	100.00%	100.00%	—
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP	Brazil		Investment fund	100.00%	100.00%	—
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado (vi)	Brazil		Investment fund	100.00%	—	—
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado (vi)	Brazil		Investment fund	100.00%	—	—
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (vi)	Brazil		Investment fund	100.00%	—	—
XP Short Brasil Alavancado Fundo de Investimento Multimercado Investimento no Exterior (vii)	Brazil		Investment fund	—	—	100.00%
XP Pacote Brasil Alavancado Fundo de Investimento Multimercado Investimento no Exterior (vii)	Brazil		Investment fund	—	—	100.00%

(i)	The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)	Subsidiaries legally merged into their respective immediate parent, with no impact on the consolidated financial statements.
(iii)	Relates to subsidiary incorporated in 2017 sold to Company’s controlling shareholders in 2018 at its early stages.
(iv)	Subsidiary acquired in 2018. See further details in Note 5 (ii) below.
(v)	Subsidiaries incorporated in 2018 for operating in the private pension and life insurance business, which is regulated by the Superintendency of Private Insurance (SUSEP) in Brazil.
(vi)	New subsidiaries and investment funds incorporated in the year.
(vii)	Investment funds closed during the year.

(ii) Business combinations
Acquisition of Rico Corretora de Títulos e Valores Mobiliários S.A.
On August 10th, 2017, following the approval of the Central Bank, the Group acquired Rico Corretora de Títulos e Valores Mobiliários S.A. (“Rico”) through the acquisition of its sole parent FLAFLU Participações S.A. (“FLAFLU”). With this transaction, the Group aimed to extend its operations in brokerage and securities distribution market to retail, through expanding the customer base and absorbing innovative technology in online market developed by Rico, in view of the complementary nature of positioning between the brands.
Details of the net assets acquired, the goodwill and the purchase consideration are as follows:

Fair value recognized on acquisition
Assets
Cash	96
Financial instruments (FVPL)	356,648
Financial instruments (FVOCI)	20,212
Accounts receivable	1,915
Other assets	11,582
Deferred tax assets	3,751
Property and equipment (Note 13 (a))	1,728
Intangible assets (Note 13 (b))	75,813

471,745
Liabilities
Social and statutory obligations	(560)
Tax and social security obligations	(12,651)
Securities trading and intermediation	(322,371)
Provisions and continget liabilities (Note 25)	(7,921)
Other liabilities	(5,217)

(348,720)

Total identifiable net assets at fair value	123,025
Goodwill arising on acquisition (Note 13 (b))	281,702

Purchase consideration transferred	404,727

Analysis of cash flows on acquisition
Consideration paid in cash	404,727
Net cash acquired with the subsidiary	(96)

Net of cash flow on acquisition (investing activities)	404,631

For the purchase price allocation, the following intangible assets were identified. The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Assets	Amount	Method	Expected amortization period
Customer list	50,077	Multi-period excess earning method	8 years
Trademark	19,304	Relief from royalty	10 years
Technology	2,028	Relief from royalty	3 years

The fair value of the consideration given was R$ 404,727. The goodwill is attributable to the workforce and the high profitability of the acquired business. It will be deductible for tax purposes. The fair value and gross contractual amount of trade accounts receivable was the same—R$ 1,915. There was no other contingent liability recognized on the acquisition for a pending lawsuit, apart from R$ 7,921 already provisioned, related to tax contingencies (Note 25).
Acquisition-related costs of R$ 690 are included in administrative expenses in profit or loss and in operating cash flows in the statement of cash flows.
From the acquisition date, Rico contributed revenues of R$ 53,942 and net profit of R$ 12,125 to the Group’s consolidated statement of profit and loss for the year ended December 31, 2017. If the acquisition had occurred on January 1, 2017, consolidated pro-forma
revenue and profit for the year ended December 31, 2017 would have been R$ 133,411 and R$ 29,919 respectively.
Acquisition of XP Vista
On January 5, 2018, the Group acquired 99.60% of shares of XP Vista Asset Management Ltda. (“XP Vista”), an asset management entity, through the acquisition of its controlling shareholder Marathon Investimentos e Participações S.A for a consideration of R$ 10,938, mostly comprised of cash in the amount of R$ 525. Goodwill in the amount of R$ 9,799, attributable to sinergies expected from the combined operations within the Group. Marathon was subsequently incorporated by the Group.
(iii) Subscription (redemptions) of
non-controlling
interests
In 2016, certain
non-controlling
interest subscribed for new quotes in a subsidiary investment fund, Pedras Secas Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior, in the total amount of R$ 43,000. During 2017, such shareholders redeemed those quotes receiving R$ 45,550 from the investment fund.
(iv) Other transactions with
non-controlling
interests
In the course of its business, the Group admits individual partners to join the share capital of certain subsidiaries while others might decide to leave the subsidiaries resulting in gains or losses recorded directly to equity. For the year ended December 31, 2019, the Group recorded a gain of R$ 374 (2018 – R$ 409 gain), while non-controlling
interest decreased in the amount of R$ 2,229 (2018 – R$ 788 decrease).